UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-21824)

Mount Vernon Securities Lending Trust
(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Brent G. Smith

800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863

Registrant's telephone number, including area code

Date of fiscal year end:  12/31

Date of reporting period:  09/30/15

Item 1. Schedule of Investments.

Schedule of  INVESTMENTS   September 30, 2015 (unaudited), all dollars rounded to thousands (000)

Mount Vernon Securities Lending Trust Prime Portfolio

DESCRIPTION	PAR	VALUE >
Certificates of Deposit - 46.2%
Banco del Estado de Chile/NY
0.100%, 10/07/2015	$100,000	$100,000
0.323%, 12/10/2015 Δ	44,000	44,000
0.407%, 03/15/2016 Δ	50,000	50,000
Bank of Montreal/Chicago
0.373%, 01/15/2016 Δ	73,500	73,500
0.385%, 04/25/2016 Δ	25,000	25,000
0.394%, 04/25/2016 Δ	25,000	25,000
0.434%, 07/25/2016 Δ	20,000	20,000
Bank of Nova Scotia/Houston
0.350%, 02/12/2016 Δ	30,000	30,000
0.370%, 03/11/2016 Δ	40,000	40,000
0.330%, 03/24/2016 Δ	50,000	50,000
0.400%, 06/28/2016 Δ	55,000	55,000
Bank of Tokyo-Mitsubishi UFJ Ltd/NY
0.190%, 10/19/2015	25,000	25,000
BNP Paribas/NY
0.100%, 10/02/2015	100,000	100,000
0.100%, 10/06/2015 Δ	75,000	75,000
Canadian Imperial Bank of Commerce/NY
0.100%, 10/02/2015	70,000	70,000
0.240%, 10/19/2015 Δ	50,000	50,000
0.330%, 03/22/2016 Δ	60,000	60,000
0.410%, 09/16/2016 Δ	45,750	45,750
Credit Agricole Corporate & Investment Bank/NY
0.120%, 10/07/2015	50,000	50,000
Credit Suisse AG/NY
0.354%, 11/25/2015 Δ	40,000	40,000
0.460%, 03/01/2016 Δ	50,000	50,000
DnB NOR Bank ASA/NY
0.279%, 10/27/2015 Δ	25,000	25,000
DZ Bank/NY
0.200%, 11/18/2015	50,000	50,000
HSBC Bank USA
0.296%, 10/13/2015 Δ	45,000	45,000
0.359%, 01/06/2016 Δ	25,000	25,000
Lloyds Bank PLC
0.376%, 03/18/2016 Δ	50,000	50,000
Mitsubishi UFJ Trust & Banking Corp/NY
0.366%, 10/19/2015 Δ	49,000	49,000
0.407%, 01/19/2016 Δ	40,000	40,000
Nordea Bank Finland Plc/NY
0.245%, 10/23/2015 Δ	25,000	25,000
0.250%, 10/23/2015	24,000	24,000
0.276%, 11/13/2015 Δ	25,000	25,000
0.426%, 08/12/2016 Δ	25,000	25,000
Rabobank Nederland NV/NY
0.250%, 10/05/2015 ʘ	8,300	8,300
0.344%, 01/25/2016 Δ	25,000	25,000
0.314%, 01/29/2016 Δ	50,000	50,000
0.366%, 02/22/2016 Δ	29,000	29,000
0.364%, 04/25/2016 Δ	40,000	40,000
Royal Bank of Canada/NY
0.404%, 10/03/2016 Δ	58,500	58,500
Skandinaviska Enskilda Banken AB/NY
0.289%, 11/05/2015 Δ	40,000	40,000
0.366%, 02/22/2016 Δ	25,000	25,000
0.366%, 02/22/2016 Δ	25,000	25,000
State Street Bank & Trust
0.306%, 11/20/2015 Δ	50,000	50,000
0.376%, 02/12/2016 Δ	40,000	40,000
Sumitomo Mitsui Banking Corp/NY
0.140%, 10/01/2015	19,400	19,400
0.190%, 10/19/2015	30,000	30,000
0.351%, 10/22/2015 Δ	25,000	25,001
0.280%, 10/28/2015	15,000	15,000
0.313%, 12/17/2015 Δ	40,000	40,000

DESCRIPTION	PAR	VALUE >
Svenska Handelsbanken AB
0.260%, 10/26/2015	34,800	34,802
Swedbank/NY
0.110%, 10/02/2015	33,000	33,000
0.110%, 10/06/2015	89,000	89,000
0.080%, 10/07/2015	84,000	84,000
0.299%, 10/16/2015 Δ	25,000	25,000
Toronto-Dominion Bank/NY
0.291%, 10/05/2015 Δ	50,000	50,000
0.289%, 10/06/2015 Δ	23,000	23,000
0.303%, 11/18/2015 Δ	29,500	29,501
0.356%, 04/01/2016 Δ	50,000	50,000
0.349%, 06/08/2016 Δ	25,000	25,000
UBS AG of Stamford, Connecticut
0.444%, 03/04/2016 Δ	50,000	50,000
Wells Fargo Bank
0.290%, 11/30/2015 Δ	50,000	50,000
0.330%, 02/01/2016 Δ	29,000	29,000
0.350%, 02/18/2016 Δ	10,000	10,000
Westpac Banking Corp/NY
0.294%, 10/26/2015 Δ	13,450	13,450
0.343%, 01/11/2016 Δ	50,000	50,000
Total Certificates of Deposit
(Cost $2,627,204)		2,627,204

Financial Company Commercial Paper ■ - 9.6%
ANZ National International Ltd
0.309%, 11/05/2015 Δ	50,000	50,000
0.366%, 01/12/2016 Δ	50,000	50,000
Commonwealth Bank of Australia
0.285%, 10/23/2015 Δ	25,000	25,001
0.366%, 02/24/2016 Δ	17,000	17,000
0.386%, 04/14/2016 Δ	25,000	25,000
0.319%, 04/29/2016 Δ	25,000	25,000
HSBC Bank PLC
0.316%, 11/20/2015 Δ	25,000	25,000
0.342%, 02/08/2016 Δ	25,000	25,000
0.513%, 09/16/2016 Δ	50,000	50,000
JP Morgan Securities LLC
0.474%, 05/27/2016 Δ	25,000	25,000
Macquarie Bank LTD
0.416%, 11/12/2015 Δ	45,000	45,000
0.280%, 12/15/2015 Δ	15,000	15,000
National Australia Bank
0.289%, 11/05/2015 Δ	12,000	12,000
0.306%, 11/20/2015 Δ	50,000	50,000
Suncorp Metway LTD
0.399%, 10/15/2015 ʘ	36,000	35,994
0.401%, 11/09/2015 ʘ	10,000	9,996
0.340%, 12/08/2015 ʘ	14,600	14,591
0.481%, 01/05/2016 ʘ	5,500	5,493
0.451%, 01/06/2016 ʘ	30,000	29,964
0.531%, 02/09/2016 ʘ	10,000	9,981
Total Financial Company Commercial Paper
(Cost $545,020)		545,020

Asset Backed Commercial Paper ■ - 9.1%
Atlantic Asset Securitization Corp
0.246%, 11/04/2015 Δ	50,000	50,000
Barton Capital LLC
0.255%, 11/04/2015 Δ	50,000	50,000
Fairway Finance Corp
0.279%, 12/07/2015 Δ	40,000	40,000
Gotham Funding Corp
0.200%, 10/21/2015 ʘ	50,000	49,994
Kells Funding LLC
0.155%, 10/19/2015 ʘ	70,000	69,994
0.346%, 02/22/2016 Δ	50,000	49,998
Manhattan Asset Funding Co
0.200%, 10/21/2015 ʘ	21,000	20,998
0.200%, 10/28/2015 ʘ	36,000	35,995

DESCRIPTION	PAR	VALUE >
Old Line Funding LLC
0.286%, 11/24/2015 Δ	35,000	35,000
0.374%, 01/25/2016 Δ	35,000	35,000
Thunder Bay Funding LLC
0.284%, 11/09/2015 Δ	25,000	25,000
0.399%, 02/05/2016 Δ	25,000	25,000
0.403%, 03/10/2016 Δ	30,000	30,000
Total Asset Backed Commercial Paper
(Cost $516,979)		516,979

Other Notes - 5.5%
Bank of America
0.330%, 02/01/2016 Δ	25,000	25,000
0.373%, 02/09/2016 Δ	25,000	25,000
IBM Corp
0.374%, 02/05/2016 Δ	29,550	29,560
JP Morgan Chase Bank
0.455%, 10/21/2016 Δ	25,000	24,988
New York Life Global Funding
0.294%, 10/29/2015 Δ ■	11,500	11,500
PNC Bank
0.604%, 01/28/2016 Δ	4,350	4,353
Shell International Finance BV
0.381%, 11/10/2015 Δ	2,580	2,580
Svenska Handelsbanken AB
0.377%, 03/15/2016 Δ ■	35,000	35,000
0.484%, 10/03/2016 Δ	54,250	54,247
Total Capital SA
3.125%, 10/02/2015	1,500	1,500
Wells Fargo Bank
0.416%, 08/19/2016 Δ	47,000	47,000
Westpac Banking Corp
0.554%, 10/31/2016 Δ	53,250	53,250
Total Other Notes
(Cost $313,978)		313,978

Other Commercial Paper - 1.9%
Toyota Motor Credit Corp
0.289%, 11/03/2015 Δ	30,000	30,000
0.300%, 11/16/2015 Δ	25,000	25,000
0.254%, 01/22/2016 Δ	25,000	25,000
0.386%, 06/20/2016 Δ	30,000	30,000
Total Other Commercial Paper
(Cost $110,000)		110,000

Variable Rate Demand Notes Δ - 0.3%
California Health Facilities Financing Authority Revenue, Catholic Healthcare, Series C (LOC: JP Morgan Chase Bank)
0.130%, 10/07/2015	14,200	14,200
Minnesota State Housing Finance Agency, Series 2007E (SPA: Wells Fargo Bank)
0.190%, 10/07/2015	2,015	2,015
Yavapai County Industrial Development Authority Revenue, Drake Cement LLC Project (LOC: Scotiabank)
0.250%, 10/07/2015	3,125	3,125
Total Variable Rate Demand Notes
(Cost $19,340)		19,340

Government Agency Repurchase Agreements - 14.0%
BNP Paribas Securities Corp
0.100%, dated 9/30/2015, matures 10/01/2015, repurchase price $200,001 (collateralized by various government agency obligations: Total market value $204,000)	200,000	200,000
ING Financial Markets LLC
0.110%, dated 9/30/2015, matures 10/01/2015, repurchase price $250,001 (collateralized by various government agency obligations: Total market value $255,002)	250,000	250,000

DESCRIPTION	PAR	VALUE >
Societe Generale/New York Branch
0.170%, dated 9/30/2015, matures 10/01/2015, repurchase price $350,002 (collateralized by various government agency obligations: Total market value $357,000)	350,000	350,000
Total Government Agency Repurchase Agreements
(Cost $800,000)		800,000

Other Repurchase Agreements - 4.7%
BNP Paribas Prime Brokerage Inc.
0.300%, dated 9/30/2015, matures 11/04/2015, repurchase price $25,007 (collateralized by various securities: Total market value $26,250) ∞	25,000	25,000
BNP Paribas Securities Corp
0.200%, dated 9/30/2015, matures 11/04/2015, repurchase price $40,008 (collateralized by various securities: Total market value $42,000) ∞	40,000	40,000
HSBC Securities (USA) Inc.
0.150%, dated 9/30/2015, matures 10/01/2015, repurchase price $65,000 (collateralized by various securities: Total market value $105,008)	65,000	65,000
ING Financial Markets LLC
0.150%, dated 9/30/2015, matures 10/01/2015, repurchase price $35,000 (collateralized by various securities: Total market value $36,751)	35,000	35,000
JP Morgan Securities LLC
0.320%, dated 9/30/2015, matures 11/04/2015, repurchase price $100,031 (collateralized by various securities: Total market value $105,003) ∞	100,000	100,000
Total Other Repurchase Agreements
(Cost $265,000)		265,000

Treasury Repurchase Agreements - 4.7%
Federal Reserve Bank of New York
0.050%, dated 9/30/2015, matures 10/01/2015, repurchase price $150,000 (collateralized by U.S. Treasury obligations: Total market value $150,000)	150,000	150,000
Societe Generale/New York Branch
0.150%, dated 9/30/2015, matures 10/01/2015, repurchase price $115,000 (collateralized by U.S. Treasury obligations: Total market value $117,300)	115,000	115,000
Total Treasury Repurchase Agreements
(Cost $265,000)		265,000

Investment Companies Ω - 4.0%	SHARES
Dreyfus Institutional Cash Advantage Fund, Institutional Shares, 0.107%	14,571,330	14,571
DWS Money Market Series Fund, 0.010%	106,756,836	106,757
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.140%	106,662,763	106,663
Total Investment Companies
(Cost $227,991)		227,991

Total Investments ▲- 100.0%
(Cost $5,690,512)		5,690,512
Other Assets and Liabilities, Net - 0.0%		880
Total Net Assets - 100.0%		$5,691,392

>	Investment securities held (except for investments in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the portfolio are determined using prices supplied by the portfolio’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the portfolio’s board of trustees.

If the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio exceeds 0.25%, the portfolio’s administrator will notify the portfolio’s board of trustees and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of trustees will be convened, and the board will determine what action, if any, to take. During the nine-month period ended September 30, 2015, the difference between the aggregate market price and the aggregate amortized cost of all securities in the portfolio did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date. 

Δ	Variable Rate Security - The rate shown is the rate in effect as of September 30, 2015.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers". As of September 30, 2015, the value of these investments was $1,108,499 or 19.5% of total net assets.

	Discounted Security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

∞	Security considered illiquid. As of September 30, 2015, the value of these investments was $165,000 or 2.9% of total net assets.

Ω	The rate shown is the annualized seven-day effective yield as of September 30, 2015.

▲	On September 30, 2015, the cost of investments for federal income tax purposes was approximately $5,690,512. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was $0.

LOC - Letter of Credit
SPA - Standby Purchase Agreement

Summary of Fair Value Exposure

Generally accepted accounting principles require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities with similar interest rates, credit risk, etc.). Generally, the types of securities included in Level 2 are those instruments valued pursuant to Rule 2a-7 at amortized cost which approximates the fair value of a security.
Level 3 - Significant unobservable inputs (including a portfolio's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the portfolio are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management's fair value procedures established by the portfolio's board of trustees.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of September 30, 2015 the portfolio's investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Certificates of Deposit	$—	$2,627,204	$—	$2,627,204
Government Agency Repurchase Agreements	—	800,000	—	800,000
Financial Company Commercial Paper	—	545,020	—	545,020
Asset Backed Commercial Paper	—	516,979	—	516,979
Other Notes	—	313,978	—	313,978
Other Repurchase Agreements	—	265,000	—	265,000
Treasury Repurchase Agreements	—	265,000	—	265,000
Other Commercial Paper	—	110,000	—	110,000
Variable Rate Demand Note	—	19,340	—	19,340
Investment Companies	227,991	—	—	227,991
Total Investments	$227,991	$5,462,521	$—	$5,690,512

During the nine-month period ended September 30, 2015, the portfolio recognized no transfers between fair value levels or level 3 securities.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Total
Repurchase Agreements
Government Agency	$800,000	$—	$—	$800,000
Treasury	265,000	—	—	265,000
Other	100,000	—	165,000	265,000
Total Borrowings	$1,165,000	$—	$165,000	$1,330,000

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer/President and principal financial officer/Treasurer have evaluated the registrant's disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mount Vernon Securities Lending Trust

By:	/s/ Eric J. Thole
Eric J. Thole President

Date:  November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric J. Thole
Eric J. Thole President

Date  November 27, 2015

By:	/s/ Jill M. Stevenson
Jill M. Stevenson Treasurer

Date:  November 27, 2015